UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7435

Smith Barney Allocation Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: January 31,

Date of reporting period: July 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi–Annual Report to Stockholders is filed herewith.

EXPERIENCE

Smith Barney
Allocation Series Inc.
Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio

S E M I - A N N U A L
R E P O R T

JULY 31, 2005

INVESTMENT: PRODUCTS: NOT FDIC INSURED  •  NO BANK GUARANTEE  •  MAY LOSE VALUE

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy continued to expand during the six-month reporting period. Rising interest rates, record high oil prices and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8% and the preliminary estimate for second quarter GDP growth was 3.4%, another solid advance. This marked nine consecutive quarters when GDP grew 3.0% or more.

With the economy growing at a brisk pace, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through January 2005, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%. After the Fund’s reporting period had ended, at its August meeting, the Fed again raised the federal funds rate by 0.25%, bringing it to 3.50%.

During the six months covered by this report, the U.S. stock market generated positive returns, with the S&P 500 Indexiv returning 5.45%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 12.17%, 6.69%, and 9.58%, respectively. From a market style perspective, value-

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	1

oriented stocks slightly outperformed their growth counterparts as the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returned 6.98% and 6.76%, respectively.

During most of the reporting period, the fixed income market confounded investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, declined. When the period began, the federal funds target rate was 2.25% and the yield on the 10-year Treasury was 4.24%. When the reporting period ended, the federal funds target rate rose to 3.25%. Over much of the six-month period, 10-year Treasuries declined. However, they rose sharply in July 2005 and ended the period yielding 4.28%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,[x] returned 0.95%.

Within this environment, the Funds performed as follows[1]

Select High Growth Portfolio

Performance Review

For the six months ended July 31, 2005, the Select High Growth Portfolio, returned 5.89%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxi and the Citigroup High-Yield Market Index,xii returned 5.45%, 9.58%, 3.76% and 2.42%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] increased 7.56%.

Select Growth Portfolio

Performance Review

For the six months ended July 31, 2005, the Select Growth Portfolio, returned 4.71%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Russell 2000 Index, the MSCI EAFE Indexxi and the Lehman Brothers Government/Credit Bond Index,xiii returned 5.45%, 9.58%, 3.76% and 0.89%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] increased 7.56%.

Select Balanced Portfolio

Performance Review

For the six months ended July 31, 2005, the Select Balanced Portfolio, returned 2.65%. In comparison, the Fund’s unmanaged benchmarks, the S&P 500 Index, the Lehman Brothers Government/Credit Bond Index,xiii

[1]

The Funds are an underlying investment option of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

[2]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 158 funds in the Fund’s Lipper category, and excluding sales charges.

2	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

the Citigroup One-Year U.S. Treasury Bill Indexxiv and the Citigroup World Government Bond Indexxv returned 5.45%, 0.89%, 0.96% and -3.55%, respectively, for the same period. The Lipper Variable Balanced Funds Category Average[3] increased 4.15%.

PERFORMANCE OF THE FUNDS AS OF JULY 31, 2005 (unaudited)
6 Months
Select High Growth Portfolio	5.89%
S&P 500 Index	5.45%
Russell 2000 Index	9.58%
MSCI EAFE Index	3.76%
Citigroup High-Yield Market Index	2.42%
Lipper Variable Multi-Cap Core Funds Category Average	7.56%
Select Growth Portfolio	4.71%
S&P 500 Index	5.45%
Russell 2000 Index	9.58%
MSCI EAFE Index	3.76%
Lehman Brothers Government/Credit Bond Index	0.89%
Lipper Variable Multi-Cap Core Funds Category Average	7.56%
Select Balanced Portfolio	2.65%
S&P 500 Index	5.45%
Lehman Brothers Government/Credit Bond Index	0.89%
Citigroup One-Year U.S. Treasury Bill Index	0.96%
Citigroup World Government Bond Index	-3.55%
Lipper Variable Balanced Funds Category Average	4.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended July 31 , 2005 and include the reinvestment of distributions, including returns of capital, if any. Returns were calculated among the 158 funds in the variable multi-cap core funds category. Returns were calculated among the 97 funds in the variable balanced funds category.

Special Shareholder Notices

On June 24, 2005, Citigroup Inc. (“Citigroup”) announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, Smith Barney Fund Management LLC (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

[3]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended July 31, 2005, including the reinvestment of distributions, including returns of capital, if any, calculated among the 97 funds in the Fund’s Lipper category, and excluding sales charges.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	3

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Company’s Board of Directors has approved a new investment management contract between the Funds and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to shareholders for their approval.

The Company’s Board of Directors approved a change in each Fund’s investment manager from Travelers Investment Adviser, Inc. (“TIA”) to Smith Barney Fund Management LLC (“SBFM”), effective June 30, 2005. The change was approved in connection with the sale of Citigroup Inc.’s life insurance and annuity businesses to MetLife, Inc. (“MetLife”), as a result of which TIA became an indirect wholly owned subsidiary of MetLife.

SBFM is a registered investment manager and a part of Citigroup Asset Management (“CAM”), the global asset management arm of Citigroup. SBFM’s address is 399 Park Avenue, New York, New York 10022. SBFM is a subsidiary of Citigroup. Citigroup businesses provide a broad range of financial services – asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading – and use diverse channels to make them available to consumer and corporate customers around the world.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and their Manager with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

4	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

August 24, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of July 31, 2005 and are subject to change. Please refer to pages 11 through 13 for a list and percentage breakdown of the Funds’ holdings.

RISKS:

Select High Growth Portfolio: Certain of the underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Select Growth Portfolio: Certain of the underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. Please see the Fund’s prospectus for more information on these and other risks.

Select Balanced Portfolio: Certain of the underlying Funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Certain of the underlying Funds may invest in high yield bonds, which involve greater credit and liquidity risks than investment grade bonds. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii

The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
[x]

The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.
xii	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
xiii	The Lehman Brothers Government/Credit Bond Index is a broad-based index composed of government and corporate debt issues that are investment grade (rated Baa/BBB or higher).
xiv	The Citigroup One-Year U.S. Treasury Bill Index consists of one 1-Year United States Treasury Bill whose return is tracked until its maturity.
xv	The Citigroup World Government Bond Index is a market capitalization-weighted benchmark that tracks the performance of the government bond markets of 14 countries.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	5

30.7% Smith Barney Investment Trust –
Smith Barney Large Capitalization
Growth Fund

Top 5 Sectors
      Information Technology
      Consumer Discretionary
      Health Care
      Financials
      Consumer Staples

0.6% Repurchase Agreement

24.6% Smith Barney
Aggressive Growth Fund Inc.

Top 5 Sectors
      Health Care
      Consumer Discretionary
      Information Technology
      Energy
      Financials

4.6% Smith Barney Income Funds –
Smith Barney High Income Fund

Top 5 Sectors
      Telecommunications
       Media
       Electric
       Chemical
       Pipelines

Fund at a Glance (unaudited)

The Allocation Series — Select High Growth Portfolio Breakdown (as of 7/31/05)

As a Percentage of Total Investments

Top 5 Sectors
      Financials
      Consumer Discretionary
      Energy
      Industrials
      Information Technology

24.1% Smith Barney Funds, Inc. –
Large Cap Value Fund

  Top 5 Sectors

       U.S. Government and Agency
         Obligations
       Mortgage-Backed Securities
       Repurchase Agreements
       Corporate Bonds and Notes
       Asset-Backed Securities

5.0% Smith Barney
Core Plus Bond Fund Inc.

10.4% Smith Barney
Small Cap Core Fund, Inc.

Top 5 Sectors
      Financials
     Information Technology
     Consumer Discretionary
     Industrials
     Health Care

6	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund at a Glance (unaudited)

The Allocation Series – Select Growth Portfolio Breakdown (as of 7/31/05)

As a Percentage of Total Investments

26.1% Smith Barney Investment Trust –
Smith Barney Large Capitalization
Growth Fund

Top 5 Sectors
   Information Technology
   Consumer Discretionary
   Health Care
   Financials
   Consumer Staples

0.2% Repurchase Agreement

25.0% Smith Barney Funds, Inc. –
Large Cap Value Fund

Top 5 Sectors
   Financials
   Consumer Discretionary
   Energy
   Industrials
   Information Technology

7.9% Smith Barney Income Funds –
Smith Barney High Income Fund

Top 5 Sectors
   Telecommunications
   Media
   Electric
   Chemical
   Pipelines

20.3% Smith Barney
Core Plus Bond Fund Inc.

   Top 5 Sectors
    U.S. Government and Agency
    Obligations
    Mortgage-Backed Securities
    Repurchase Agreements
    Corporate Bonds and Notes
    Asset-Backed Securities

10.2% Smith Barney
Small Cap Core Fund, Inc.

Top 5 Sectors
   Financials
   Information Technology
   Consumer Discretionary
   Industrials
   Health Care

10.3% Smith Barney
Aggressive Growth Fund Inc.

Top 5 Sectors
   Health Care
   Consumer Discretionary
   Information Technology
   Energy
   Financials

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	7

Fund at a Glance (unaudited)

The Allocation Series – Select Balanced Portfolio Breakdown (as of 7/31/05)

As a Percentage of Total Investments

32.9% Smith Barney
Core Plus Bond Fund Inc.

0.3% Repurchase Agreement

14.0% Smith Barney Investment Series –
SB Growth and Income Fund

12.1% Smith Barney Investment Trust –
Smith Barney
Large Capitalization Growth Fund

Top 5 Sectors

   Information Technology
   Consumer Discretionary
   Health Care
   Financials
   Consumer Staples

13.8% Smith Barney
Fundamental Value Fund Inc.

Top 5 Sectors

   Information Technology
   Financials
   Consumer Discretionary
   Energy
   Health Care

13.3% Smith Barney Income Funds –
Smith Barney Diversified
Strategic Income Fund

Top 5 Sectors

   Corporate Bonds and Notes
   Mortgage-Backed Securities
   Repurchase Agreements
   Sovereign Bonds
   U.S. Government and Agency Obligations

13.6% Smith Barney
Appreciation Fund Inc.

Top 5 Sectors

   Financials

   Industrials
   Information Technology
   Consumer Discretionary
   Energy

Top 5 Sectors

   U.S. Government and Agency Obligations
   Mortgage-Backed Securities
   Repurchase Agreements
   Corporate Bonds and Notes
   Asset-Backed Securities

Top 5 Sectors

   Financials
   Information Technology
   Consumer Discretionary
   Health Care
   Industrials

8	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 1, 2005 and held for the six months ended July 31, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)
	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Select High Growth Portfolio	5.89%	$1,000.00	$1,058.90	0.35%	$1.79
Select Growth Portfolio	4.71	1,000.00	1,047.10	0.35	1.78
Select Balanced Portfolio	2.65	1,000.00	1,026.50	0.35	1.76

(1)	For the six months ended July 31, 2005.
(2)

Assumes reinvestment distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers. Past performance is no guarantee of future results. In the absence of voluntary fee waivers, the total return would have been lower.

(3)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	9

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Select High Growth Portfolio	5.00%	$1,000.00	$1,023.06	0.35%	$1.76
Select Growth Portfolio	5.00	1,000.00	1,023.06	0.35	1.76
Select Balanced Portfolio	5.00	1,000.00	1,023.06	0.35	1.76

(1)	For the six months ended July 3 1 , 2005.
(2)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

10	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Schedules of Investments (unaudited) (July 31, 2005)
SELECT HIGH GROWTH PORTFOLIO
Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS – 99.6%
230,731	Smith Barney Aggressive Growth Fund Inc.	$24,051,419
391,573	Smith Barney Core Plus Bond Fund Inc.	4,894,661
1,436,908	Smith Barney Funds, Inc. – Large Cap Value Fund	23,522,175
641,234	Smith Barney Income Funds – Smith Barney High Income Fund	4,475,813
1,281,625	Smith Barney Investment Trust – Smith Barney Large Capitalization Growth Fund	30,015,665
578,413	Smith Barney Small Cap Core Fund, Inc.	10,185,857
	TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost – $80,317,340)	97,145,590
Face Amount
SHORT-TERM INVESTMENT – 0.6%
Repurchase Agreement – 0.6%
$583,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity - $583,160; (Fully collateralized by U.S. Treasury Note, 3.500% due 1 1/15/09; Market value - $594,663) (Cost – $583,000)	583,000
	TOTAL INVESTMENTS – 100.2% (Cost – $80,900,340#)	97,728,590
	Liabilities in Excess of Other Assets – (0.2)%	(175,196)
	TOTAL NET ASSETS – 100.0%	$97,553,394
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	11

Schedules of Investments (unaudited) (continued) July 31, 2005
	SELECT GROWTH PORTFOLIO
Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS – 99.7%
150,822	Smith Barney Aggressive Growth Fund Inc.	$15,721,640
2,486,783	Smith Barney Core Plus Bond Fund Inc.	31,084,792
2,340,736	Smith Barney Funds, Inc. – Large Cap Value Fund	38,317,847
1,723,718	Smith Barney Income Funds – Smith Barney High Income Fund	12,031,550
1,704,394	Smith Barney Investment Trust – Smith Barney Large Capitalization Growth Fund	39,916,901
891,781	Smith Barney Small Cap Core Fund, Inc.	15,704,269
	TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost – $139,310,794)	152,776,999
Face Amount
SHORT-TERM INVESTMENT – 0.2%
Repurchase Agreement – 0.2%
$340,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity - $340,093; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value – $346,802) (Cost – $340,000)	340,000
	TOTAL INVESTMENTS – 99.9% (Cost – $139,650,794#)	153,116,999
	Other Assets in Excess of Liabilities – 0.1%	89,615
	TOTAL NET ASSETS – 100.0%	$153,206,614
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

12	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued) July 31, 2005
	SELECT BALANCED PORTFOLIO
Shares	Description	Value
INVESTMENTS IN UNDERLYING FUNDS – 99.6%
2,404,190	Smith Barney Appreciation Fund Inc.	$35,533,935
6,870,052	Smith Barney Core Plus Bond Fund Inc.	85,875,647
2,292,483	Smith Barney Fundamental Value Fund Inc.	35,900,290
5,049,385	Smith Barney Income Funds – Smith Barney Diversified Strategic Income Fund	34,840,757
2,344,541	Smith Barney Investment Series – SB Growth and Income Fund	36,645,167
1,350,532	Smith Barney Investment Trust – Smith Barney Large Capitalization Growth Fund	31,629,455
	TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost – $245,733,206)	260,425,251
Face Amount
SHORT-TERM INVESTMENT – 0.3%
Repurchase Agreement – 0.3%
$882,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05; Proceeds at maturity - $882,242; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value – $899,644) (Cost – $882,000)	882,000
	TOTAL INVESTMENTS – 99.9% (Cost – $246,615,206#)	261,307,251
	Other Assets in Excess of Liabilities – 0.1%	223,507
	TOTAL NET ASSETS – 100.0%	$261,530,758

#  Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	13

Statements of Assets and Liabilities (unaudited) (July 31, 2005)
	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio
ASSETS:
Investments, at cost	$80,900,340	$139,650,794	$246,615,206
Foreign currency, at cost	2,004	2,216	2,331
Investments, at value	$97,728,590	$153,1 16,999	$261,307,251
Foreign currency, at value	2,000	2,224	2,340
Cash	767	808	992
Dividends and interest receivable	45,578	185,432	472,364
Receivable for Fund shares sold	–	–	1,632
Total Assets	97,776,935	153,305,463	261,784,579
LIABILITIES:
Payable for Fund shares repurchased	220,169	76,908	193,162
Management fee payable	3,372	21,941	60,659
Total Liabilities	223,541	98,849	253,821
Total Net Assets	$97,553,394	$153,206,614	$261,530,758
NET ASSETS:
Par value (Note 4)	$7,637	$14,341	$21,761
Paid-in capital in excess of par value	114,649,533	185,430,829	264,117,025
Undistributed net investment income	176,668	1,237,129	2,988,674
Accumulated net realized loss on investments and foreign currency transactions	(34,108,690)	(46,941,898)	(20,288,756)
Net unrealized appreciation on investments and foreign currencies	16,828,246	13,466,213	14,692,054
Total Net Assets	$97,553,394	$153,206,614	$261,530,758
Shares Outstanding	7,637,348	14,341,432	21,760,816
Net Asset Value	$12.77	$10.68	$12.02

See Notes to Financial Statements.

14	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statements of Operations (unaudited) For the six months ended July 31, 2005
	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio
INVESTMENT INCOME:
Income distributions from Underlying Funds	$330,876	$1,357,032	$3,051,764
Interest	7,877	17,410	27,243
Dividend income (Notes 1 and 7)	6,044	5,832	2,467
Less: Foreign taxes withheld	(795)	(783)	(370)
Total Investment Income	344,002	1,379,491	3,081,104
EXPENSES:
Management fee (Note 2)	167,334	265,175	455,686
Total Expenses	167,334	265,175	455,686
Net Investment Income	176,668	1,114,316	2,625,418
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Sale of Underlying Funds	(3,551,920)	(5,231,584)	2,993,225
Security transactions (Note 7)	(173,367)	(25,344)	3,403
Capital gain distributions from Underlying Funds	–	–	351,012
Foreign currency transactions	(7,859)	(5,618)	2,294
Net Realized Gain (Loss)	(3,733,146)	(5,262,546)	3,349,934
Change in net Unrealized Appreciation/Depreciation From:
Underlying Funds	9,046,070	11,042,427	785,593
Foreign currency transactions	(4)	8	9
Change in Net Unrealized Appreciation/Depreciation	9,046,066	11,042,435	785,602
Net Gain on Investments and Foreign Currency Transactions	5,312,920	5,779,889	4,135,536
Increase in Net Assets From Operations	$5,489,588	$6,894,205	$6,760,954

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	15

Statements of Changes in Net Assets
SELECT HIGH GROWTH PORTFOLIO
For the six months ended July 31, 2005 (unaudited) and the year ended January 31, 2005
	July 31	January 31
OPERATIONS:
Net investment income	$176,668	$386,416
Net realized loss	(3,733,146)	(3,037,757)
Change in net unrealized appreciation/depreciation	9,046,066	6,417,509
Increase in Net Assets From Operations	5,489,588	3,766,168
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	–	(395,675)
Decrease in Net Assets From Distributions to Shareholders	–	(395,675)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	295,767	1,890,403
Reinvestment of distributions	–	395,675
Cost of shares repurchased	(8,549,872)	(15,494,297)
Decrease in Net Assets From Fund Share Transactions	(8,254,105)	(13,208,219)
Decrease in Net Assets	(2,764,517)	(9,837,726)
NET ASSETS:
Beginning of period	100,317,911	110,155,637
End of period*	$97,553,394	$100,317,911
*Includes undistributed net investment income of:	$176,668	–

See Notes to Financial Statements.

16	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Statements of Changes in Net Assets
SELECT GROWTH PORTFOLIO
For the six months ended July 31, 2005 (unaudited) and the year ended January 31, 2005	July 31	January 31
OPERATIONS:
Net investment income	$1,114,316	$2,507,407
Net realized loss	(5,262,546)	(9,857,074)
Change in net unrealized appreciation/depreciation	11,042,435	13,040,991
Increase in Net Assets From Operations	6,894,205	5,691,324
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	–	(2,539,125)
Decrease in Net Assets From Distributions to Shareholders	–	(2,539,125)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	805,738	2,336,048
Reinvestment of distributions	–	2,539,125
Cost of shares repurchased	(13,297,212)	(22,864,397)
Decrease in Net Assets From Fund Share Transactions	(12,491,474)	(17,989,224)
Decrease in Net Assets	(5,597,269)	(14,837,025)
NET ASSETS:
Beginning of period	158,803,883	173,640,908
End of period*	$153,206,614	$158,803,883
*Includes undistributed net investment income of:	$1,237,129	$122,813

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	17

Statements of Changes in Net Assets
SELECT BALANCED PORTFOLIO
For the six months ended July 31, 2005 (unaudited) and the year ended January 31, 2005
	July 31	January 31
OPERATIONS:
Net investment income	$2,625,418	$6,328,640
Net realized gain (loss)	3,349,934	(6,815,245)
Change in net unrealized appreciation/depreciation	785,602	10,553,143
Increase in Net Assets From Operations	6,760,954	10,066,538
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	–	(6,362,465)
Decrease in Net Assets From Distributions to Shareholders	–	(6,362,465)
FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	4,429,613	15,681,080
Reinvestment of distributions	–	6,362,465
Cost of shares repurchased	(18,529,453)	(29,506,783)
Decrease in Net Assets From Fund Share Transactions	(14,099,840)	(7,463,238)
Decrease in Net Assets	(7,338,886)	(3,759,165)
NET ASSETS:
Beginning of period	268,869,644	272,628,809
End of period*	$261,530,758	$268,869,644
*Includes undistributed net investment income of:	$2,988,674	$363,256

See Notes to Financial Statements.

18	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each period ended January 31, unless otherwise noted:

SELECT HIGH GROWTH PORTFOLIO	2005(1)		2005	2004	2003	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$12.06		$11.62	$8.07	$10.72	$14.23	$15.16
Income (Loss) From Operations:
Net investment income(3)	0.02		0.05	0.05	0.04	0.08	0.65
Net realized and unrealized gain (loss)	0.69		0.44	3.56	(2.58)	(2.37)	(0.84)
Total Income (Loss) From Operations	0.71		0.49	3.61	(2.54)	(2.29)	(0.19)
Less Distributions From:
Net investment income	–		(0.05)	(0.06)	(0.11)	(0.63)	(0.39)
Net realized gains	–		–	–	–	(0.59)	(0.35)
Total Distributions	–		(0.05)	(0.06)	(0.11)	(1.22)	(0.74)
Net Asset Value, End of Period	$12.77		$12.06	$11.62	$8.07	$10.72	$14.23
Total Return(4)	5.89%		4.18%	44.79%	(23.69)%	(16.39)%	(1.33)%
Net Assets, End of Period (000s)	$97,553		$100,318	$110,156	$86,800	$135,573	$182,570
Ratios to Average Net Assets:
Gross expenses	0.35	%(5)	0.35%	0.35%	0.35%	0.35%	0.35%
Net expenses	0.35	(5)	0.35 (6)	0.35	0.35	0.35	0.35
Net investment income	0.37	(5)	0.38	0.50	0.32	0.66	4.33
Portfolio Turnover Rate	39%		4%	2%	1%	5%	7%
(1)	For the six months ended July 31, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The manager has voluntarily waived a portion of its fees.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	19

Financial Highlights (continued)

For a share of capital stock outstanding throughout each period ended January 31, unless otherwise noted:

SELECT GROWTH PORTFOLIO	2005(1)		2005	2004		2003	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$10.20		$ 9.98	$7.47		$11.29	$13.03	$13.80
Income (Loss) From Operations:
Net investment income(3)	0.08		0.16	0.15		0.16	0.26	0.58
Net realized and unrealized gain (loss)	0.40		0.22	2.51		(2.20)	(2.00)	(0.55)
Total Income (Loss) From Operations	0.71		0.38	2.66		(2.04)	(1.74)	0.03
Less Distributions From:
Net investment income	–		(0.16)	(0.15)		(1.15)	–	(0.37)
Net realized gains	–		–	–		(0.63)	–	(0.43)
Total Distributions	–		(0.16)	(0.15)		(1.78)	–	(0.80)
Net Asset Value, End of Period	$10.68		$10.20	$9.98		$7.47	$11.29	$13.03
Total Return(4)	4.71%		3.81%	35.66%		(18.04)%	(13.35)%	0.22%
Net Assets, End of Period (000s)	$153,207		$158,804	$173,641		$145,783	$211,500	$272,426
Ratios to Average Net Assets:
Gross expenses	0.35	%(5)	0.35%	0.35%		0.35%	0.35%	0.35%
Net expenses	0.35	(5)	0.35 (6)	0.35		0.35	0.35	0.35
Net investment income	1.47	(5)	1.54	1.67		1.66	2.21	4.29
Portfolio Turnover Rate	39%		5%	0	%(7)	3%	6%	4%
(1)	For the six months ended July 31 , 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The manager has voluntarily waived a portion of its fees.
(7)	Amount represents less than 1%.

See Notes to Financial Statements.

20	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each period ended January 31, unless otherwise noted:

SELECT BALANCED PORTFOLIO	2005(1)		2005	2004		2003	2002(2)	2001(2)
Net Asset Value, Beginning of Period	$11.71		$11.54	$9.59		$11.02	$12.35	$12.13
Income (Loss) From Operations:
Net investment income(3)	0.12		0.28	0.30		0.34	0.43	0.60
Net realized and unrealized gain (loss)	0.19		0.17	1.93		(1.04)	(1.00)	0.52
Total Income (Loss) From Operations	0.31		0.45	2.23		(0.70)	(0.57)	1.12
Less Distributions From:
Net investment income	–		(0.28)	(0.28)		(0.70)	(0.42)	(0.40)
Net realized gains	–		–	–		–	(0.34)	(0.50)
Capital	–		–	–		(0.03)	–	–
Total Distributions	–		(0.28)	(0.28)		(0.73)	(0.76)	(0.90)
Net Asset Value, End of Period	$12.02		$11.71	$11.54		$9.59	$11.02	$12.35
Total Return(4)	2.65%		3.88%	23.35%		(6.21)%	(4.62)%	9.57%
Net Assets, End of Period (000s)	$261,531		$268,870	$272,629		$241,899	$291,485	$228,352
Ratios to Average Net Assets:
Gross expenses	0.35	%(5)	0.35%	0.35%		0.35%	0.35%	0.35%
Net expenses	0.35	(5)	0.35 (6)	0.35		0.35	0.35	0.35
Net investment income	2.02	(5)	2.36	2.76		2.51	3.77	4.90
Portfolio Turnover Rate	29%		17%	0	%(7)	7%	10%	1%
(1)	For the six months ended July 31, 2005 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.
(4)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.
(6)	The manager has voluntarily waived a portion of its fees.
(7)	Amount represents less than 1%.

See Notes to Financial Statements.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	21

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The Select High Growth, Select Growth and Select Balanced Portfolios (“Funds”) are separate investment funds of the Smith Barney Allocation Series Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company and consists of these Funds. The Funds invest in other mutual funds (“Underlying Funds”) managed by Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”). Shares of the Funds are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including the affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds' policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions from Underlying Funds are recorded on the ex-dividend date as realized gains. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(d) Foreign Currency Translation.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other that investments in securities, at the date of valuation, resulting from changes in exchange rates.

22	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions

SBFM, an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), was appointed investment manager to the Funds effective July 1, 2005. Travelers Investment Adviser, Inc. (“TIA”) acted as the investment manager prior to July 1, 2005. This change was approved by the Company’s Board of Directors in connection with the sale of Citigroup Inc.’s life insurance and annuity businesses to MetLife Inc. (“MetLife”), as a result of which TIA became an indirect wholly owned subsidiary of MetLife.

The Funds paid either SBFM or TIA, during their respective term as investment manager, a management fee calculated at the annual rate of 0.35% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly. From this fee, all other operating expenses, excluding extraordinary expenses, were paid by either SBFM or TIA. TIA paid all such expenses prior to June 30, 2005 and SBFM paid such expenses for the period July 1, 2005 to July 31, 2005. In addition, the Funds indirectly paid management fees and administration fees to SBFM as a result of being a shareholder in the Underlying Funds. These management fees and administration fees range from 0.56% to 0.80% of the average daily net assets of the Underlying Funds.

SBFM is a registered investment manager and a part of Citigroup Asset Management (“CAM”), the global asset management division of Citigroup. SBFM’s address is 399 Park Avenue, New York, New York 10022. SBFM is a subsidiary of Citigroup. Citigroup businesses provide a broad range of financial services – asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading – and use diverse channels to make them available to consumer and corporate customers around the world.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent and PFPC Inc. (“PFPC”), acts as the Funds’ sub-transfer agent. PFPC is responsible for shareholder record-keeping and financial processing for all shareholder accounts and is paid by CTB. During the six months ended July 31, 2005, TIA or SBFM paid, for each Fund, transfer agent fees of $2,500 to CTB.

Certain officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	23

Notes to Financial Statements (unaudited) (continued)

3.  Investments

During the six months ended July 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Select High Growth Portfolio	$37,412,167	$44,667,798
Select Growth Portfolio	59,813,935	70,910,592
Select Balanced Portfolio	77,001,678	88,057,548

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Select High Growth Portfolio	$18,408,651	$(1,580,401)	$16,828,250
Select Growth Portfolio	18,292,273	(4,826,068)	13,466,205
Select Balanced Portfolio	16,735,128	(2,043,083)	14,692,045

4.  Capital Shares

At July 31, 2005, the Company had 6.1 billion shares of capital stock authorized with a par value of $.001 per share.

Transactions in shares of each Fund were as follows:

Select High Growth Portfolio	Six Months Ended July 31, 2005	Year Ended January 31, 2005
Shares sold	24,745	163,000
Shares issued on reinvestment	–	31,884
Shares repurchased	(708,693)	(1,350,564)
Net Decrease	(683,948)	(1,155,680)

Select Growth Portfolio	Six Months Ended July 31, 2005	Year Ended January 31, 2005
Shares sold	79,231	235,146
Shares issued on reinvestment	–	244,697
Shares repurchased	(1,303,518)	(2,309,145)
Net Decrease	(1,224,287)	(1,829,302)

Select Balanced Portfolio	Six Months Ended July 31, 2005	Year Ended January 31, 2005
Shares sold	378,806	1,365,616
Shares issued on reinvestment	–	537,239
Shares repurchased	(1,580,062)	(2,557,834)
Net Decrease	(1,201,256)	(654,979)

5.  Distributions Subsequent to July 31, 2005

The Select Growth Portfolio and Select Balanced Portfolio made distributions in the amount of $0.008651 and $0.016819 per share, respectively, payable on August 19, 2005 to shareholders of record on August 18, 2005.

24	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6.  Capital Loss Carryforward

During the year ended January 31, 2005, Select High Growth Portfolio utilized $4,537,037 of its capital loss carryforward available from prior years. As of January 31, 2005, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Select High Growth Portfolio	Select Growth Portfolio	Select Balanced Portfolio
1/31/2008	–	–	$172,699
1/31/2009	–	–	24,693
1/31/2010	$719,399	$1,224,604	2,751,379
1/31/2011	6,472,615	6,918,474	1,181,702
1/31/2012	14,280,412	21,145,991	9,017,554
1/31/2013	–	10,439,486	7,072,819
	$21,472,426	$39,728,555	$20,220,846

7.  Paid in Kind Redemptions

On March 31, 2005, the Board of Directors of the Company approved certain changes to the investment strategy of the Company in connection with an overall plan to reduce the number of Underlying Funds which each Portfolio may invest, simplify each Portfolio’s allocation structure and eliminate certain size and style biases in the allocations to the Underlying Funds.

In connection with the approved plan, during the six months ended July 31, 2005, the Company received securities in lieu of cash proceeds from the following funds to satisfy redemptions:

Smith Barney Investment Trust – Smith Barney Mid Cap Core Fund

Smith Barney Investment Funds Inc. – Smith Barney Hansberger Global Value Fund

Smith Barney Small Cap Core Fund, Inc.

Smith Barney World Funds, Inc. – International All Cap Growth Portfolio

Subsequently, the securities were sold. The income, realized capital gains and losses, and currency gains and losses from these security sales are noted in the statements of operations.

8.  Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	25

Notes to Financial Statements (unaudited) (continued)

finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other is representations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan prepared by Citigroup and submitted for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

9.  Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

26	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

10. Other Matter

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Funds’ Board has approved a new investment management contract between the Funds and the Manager to become effective upon the closing of the sale to Legg Mason. The new investment management contract has been presented to the shareholders of the Funds for their approval.

11. Subsequent Event

The Fund has received information from Citigroup Asset Management (“CAM”) concerning Smith Barney Fund Management LLC (“SBFM”), an investment advisory company that is part of CAM.

The information received from CAM is as follows:

On September 16, 2005, the staff of the Securities and Exchange Commission (the “Commission”) informed SBFM that the staff is considering recommending that the Commission institute administrative proceedings against SBFM for alleged violations of Sections 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection undertaken by the Commission and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds or SBFM’s ability to perform investment advisory services relating to the Funds.

The Commission staff’s recent notification will not affect the sale by Citigroup Inc. of substantially all of CAM’s worldwide business to Legg Mason, Inc., which Citigroup continues to expect will occur in the fourth quarter of this year.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	27

Board Approval of Management Agreement (unaudited)

Background

The members of the Board of Smith Barney Allocation Series Inc. (the “Fund”), including the Fund’s independent, or non-interested, Board members (the “Independent Board Members”), received information from Smith Barney Fund Management LLC, the Fund’s manager (the “Manager”) to assist them in their consideration of the Fund’s management agreement (the “Management Agreement”). The Board received and considered a variety of information about the Manager, and the Fund’s distributors, as well as the advisory and distribution arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below.

The presentation made to the Board encompassed the Fund and all the funds for which the Board has responsibility. The Fund has a combined investment advisory and administration agreement. The discussion below covers the advisory and administrative functions being rendered by the Manager.

Board Approval of Management Agreement.

In approving the Management Agreement, the Fund’s Board, including the Independent Board Members, considered the following factors:

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager under the Management Agreement during the past year. The Board also received a description of the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager about the management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager took into account the Board’s knowledge and familiarity gained as Board members of funds in the Citigroup Asset Management (“CAM”) fund complex, including the scope and quality of the Manager’s investment management and other capabilities and the quality of its administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs. The Board also considered the Manager’s response to recent regulatory compliance issues affecting it and the CAM fund complex. The Board reviewed information received from the Manager regarding the implementation to date of the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the degree to which the Manager implemented organizational changes to improve investment results and the services provided to the CAM fund complex. The Board noted that the Manager’s Office of the Chief Investment Officer, composed of the senior officers of the investment teams managing the funds in the CAM complex, participates in reporting to the Board on investment matters. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources available to CAM and its parent organization, Citigroup Inc.

The Board also considered the Manager’s brokerage policies and practices, the standards applied in seeking best execution, the Manager’s policies and practices regarding soft dollars, the use of a broker affiliated with the Manager and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes and portfolio manager compensation plan.

28	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited)(continued)

At the Board’s request following the conclusion of the 2004 contract continuance discussion, the Manager prepared and provided to the Board in connection with the 2005 discussions an analysis of complex-wide management fees, which, among other things, set out a proposed framework of fees based on asset classes.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided) under the Management Agreement were acceptable.

Fund Performance

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Universe. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmarks.

Smith Barney Allocation Series Inc.: Select Balanced Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all retail and institutional funds classified as “balanced funds” by Lipper, showed that the Fund’s performance for the 1-year period was lower than the median while the performance for the 3- and 5-year periods was better than the median. The Board noted that the short-term performance of approximately two-thirds of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc.: Select Growth Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional “multi-cap core funds” as classified by Lipper, showed that the Fund’s performance for the 1-year period was lower than the median while the performance for the 3- and 5-year periods was within the median range. The Board noted that the short-term performance of approximately two-thirds of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Smith Barney Allocation Series Inc.: Select High Growth Portfolio

The information comparing the Fund’s performance to that of its Performance Universe, consisting of the Fund and all retail and institutional “multi-cap core funds” as classified by Lipper, showed that the Fund’s performance for the 1- and 5-year periods was lower than the median while the performance for the 3-year period was within the median range. The Board noted that the short-term performance of over eighty percent of the Fund’s underlying fund investments was lower than their respective peer groups. The Board noted that in June 2003 there had been a change in the Fund’s portfolio management team responsible for the allocation of assets and that the portfolio management team is

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	29

Board Approval of Management Agreement (unaudited) (continued)

rebalancing the portfolio. Based on their review, which included careful consideration of all of the factors noted above, the Board will continue to gauge the Fund’s performance and investment strategies.

Management Fees and Expense Ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management services provided by the Manager. The Board also reviewed and considered whether fee waiver and/or expense reimbursement arrangements are currently in place for the Fund and considered the actual fee rate (after taking any waivers and reimbursements into account) (the “Actual Management Fee”) and whether any fee waivers and reimbursements could be discontinued.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fees and Actual Management Fee and the Fund’s overall expenses with those of funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board also reviewed information regarding fees charged by the Manager to other U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in scope of services provided to the Fund and to these other clients, noting that the Fund is provided with administrative services, office facilities, Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund providers. The Board considered the fee comparisons in light of the differences required to manage these different types of accounts. The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a proposed framework of fees based on asset classes.

Management also discussed with the Board the Fund’s distribution arrangements. The Board was provided with information concerning revenues received by and certain expenses incurred by the Fund’s affiliated distributors and how the amounts received by the distributors are paid.

Smith Barney Allocation Series Inc.: Select Balanced Portfolio

The information comparing the Fund’s Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of the Fund, two other “balanced funds” of funds and one “multi-cap core fund” of funds underlying variable insurance products, as classified by Lipper, showed that the Fund’s Contractual and Actual Management Fees were higher than the range of management fees paid by the other funds in the Expense Group and were in fact higher than the median. The Board noted that the Fund’s total expense ratio was also higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

Smith Barney Allocation Series Inc.: Select Growth Portfolio

The information comparing the Fund’s Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of four all-inclusive variable insurance portfolio funds of funds (including the Fund) that are classified as “multi-cap core funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were higher than the range of management fees paid by the other funds in the Expense Group and were in fact higher than the median. The Board noted that the Fund’s total expense ratio was also higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

30	Smith Barney Allocation Series Inc. 2005 Semi-Annual Report

Board Approval of Management Agreement (unaudited) (continued)

Smith Barney Allocation Series Inc.: Select High Growth Portfolio

The information comparing the Fund’s Contractual and Actual Management Fees and its total expense ratio to its Expense Group, consisting of four all-inclusive variable insurance portfolio funds of funds (including the Fund) that are classified as “multi-cap core funds” by Lipper, showed that the Fund’s Contractual and Actual Management Fees were higher than the range of management fees paid by the other funds in the Expense Group and were in fact higher than the median. The Board noted that the Fund’s total expense ratio was also higher than the median. The Board will continue to monitor the management fees and total expenses of the Fund.

Taking all of the above into consideration, the Board determined that the Management Fee was reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement.

Manager Profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the CAM fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Manager’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of Scale

The Board received and discussed information concerning whether the Manager realizes economies of scale as the Fund’s assets grow to beyond current levels. However, because of the nature of the Manager’s business, the Board could not reach definitive conclusions as to whether the Manager might realize economies of scale or how great they may be.

Other Benefits to the Manager

The Board considered other benefits received by the Manager, and their affiliates as a result of their relationship with the Fund, including soft dollar arrangements, receipt of brokerage and the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

In light of all of the foregoing, the Board approved the Management Agreement to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Board discussed the proposed continuance of the Management Agreement in a private session with their independent legal counsel at which no representatives of the Manager were present.

Smith Barney Allocation Series Inc. 2005 Semi-Annual Report	31

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Smith Barney Allocation Series Inc.

DIRECTORS	INVESTMENT MANAGER
H. John Ellis	Travelers Investment Adviser, Inc.
R. Jay Gerken, CFA	Smith Barney Fund Management LLC
Chairman
Armon E. Kamesar
Stephen E. Kaufman	CUSTODIAN
John J. Murphy	State Street Bank and Trust Company

OFFICERS	TRANSFER AGENT
R. Jay Gerken, CFA	Citigroup Trust Bank, fsb.
President and Chief Executive Officer	125 Broad Street, 11th Floor
New York, New York 10004
Andrew B. Shoup
Senior Vice President and Chief
Administrative Officer	SUB-TRANSFER AGENT
PFPC Inc.
Robert J. Brault	P.O. Box 9699
Chief Financial Officer and Treasurer	Providence, Rhode Island 02940-9699

Steven Bleiberg
Vice President and Investment Officer	SMITH BARNEY
ALLOCATION SERIES INC.
Andrew Beagley	125 Broad Street
Chief Anti-Money Laundering Compliance	10th Floor, MF-2
Officer and Chief Compliance Officer	New York, New York 10004

Robert I. Frenkel
Secretary and Chief Legal Officer

Select High Growth Portfolio
Select Growth Portfolio
Select Balanced Portfolio

The Funds are separate investment funds of the Smith Barney Allocation Series Inc., a Maryland corporation.

SMITH BARNEY ALLOCATION SERIES INC.
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Commission's website at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds' website at www.citigroupam.com and (3) on the SEC's website at www.sec.gov.

This report is submitted for the general information of the owners of the Smith Barney Allocation Series Inc.: Select High Growth, Select Growth and Select Balanced Portfolios.

www.citigroupam.com

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

FD01325 9/05                     05-9095

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Allocation Series Inc.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Smith Barney Allocation Series Inc.

Date:	October 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)

Chief Executive Officer of

Smith Barney Allocation Series Inc.

Date:	October 7, 2005

By:	/s/ Robert J. Brault

(Robert J. Brault)

Chief Financial Officer of

Smith Barney Allocation Series Inc.

Date:	October 7, 2005